                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [X];        Amendment Number: 1
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              CITADEL LIMITED PARTNERSHIP
Address:           131 SOUTH DEARBORN
                   CHICAGO, IL 60603

13F File Number:   28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GERALD A. BEESON
Title:   CHIEF FINANCIAL OFFICER
Phone:   (312) 395-3121

Signature, Place, and Date of Signing:

  /s/  GERALD A. BEESON       CHICAGO, ILLINOIS             03/24/2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:................          0
Form 13F Information Table Entry Total:...........         15
Form 13F Information Table Value Total:........... $1,225,714 (thousands)

List of Other Included Managers:

NONE

                                   FORM 13F

                                      Name of Reporting Manager Citadel Limited Partnership
                                      -----------------------------------------------------
                                                                                 Item 5:
                                                       Item 3:      Item 4:     Shares of
              Item 1:                    Item 2:        CUSIP     Fair Market   Principal
           Name of Issuer             Title of Class   Number        Value       Amount
           --------------             --------------  ---------  -------------  ----------
BEVERLY ENTERPRISES COMMON STOCK BEV.      Cmn         87851309      2,321,355     253,700
CAESARS ENTERTAINMENT INC CORP CMN
  STOCK..............................      Cmn        127687101    173,363,106   8,607,900
FON 25.0 STRIKE AMER CALL 05/21/2005.   Opt (Put)     852061100      4,457,338      23,155
GILLETTE CO..........................      Cmn        375766102      5,155,432     115,128
GUIDANT CORP CMN STOCK...............      Cmn        401698105     83,347,961   1,156,005
INTERNATIONAL STEEL GROUP INC COMMON
  STOCK..............................      Cmn        460377104    116,970,984   2,883,900
KING PHARMACEUTICALS INC CMN STOCK...      Cmn        495582108     34,099,107   2,749,928
MANDALAY RESORT GROUP CMN STK........      Cmn        562567107     97,159,807   1,703,656
MANDALAY RESORT GROUP 3.9% CB DUE
  03/21/2033 - REG...................     Bond        562567AK3    111,719,882      78,000
MAGNUM HUNTER RESOURCES INC FRN CB
  DUE 12/15/2023.....................     Bond        55972FAE4      1,820,285       1,500
NEXTEL COMMUNICATIONS INC............      Cmn        65332V103    314,996,904  10,496,398
SBC COMMUNICATIONS INC...............      Cmn        78387G103      7,150,350     277,468
VARCO INTL INC CMN STK...............      Cmn        922122106     79,089,780   2,713,200
VERITAS SOFTWARE CO CMN STK..........      Cmn        923436109    179,193,247   6,276,471
                                                                 -------------
       COLUMN TOTALS.................                            1,210,845,538
                                                                 =============
WESTERN WIRELESS CORP., CLASS A......      Cmn        95988E212     44,869,082   1,531,368
                                                                 -------------
       COLUMN TOTALS.................                               44,869,082
                                                                 =============
   LONG MARKET VALUE.................                            1,255,714,620
                                                                 =============

                                                                                           (SEC USE ONLY)
                                                                                    ----------------------------
                                                  Item 6:                                     Item 8:
                                           Investment Discretion                     Voting Authority (Shares)
                                      --------------------------------              ----------------------------
                                               (b) Shared                Item 7:
              Item 1:                          As Defined  (c) Shared-   Managers
           Name of Issuer             (a) Sole in Instr. V    Other    See Instr. V (a) Sole (b) Shared (c) None
           --------------             -------- ----------- ----------- ------------ -------- ---------- --------
BEVERLY ENTERPRISES COMMON STOCK BEV.    X                                 n/a         X
CAESARS ENTERTAINMENT INC CORP CMN
  STOCK..............................    X                                 n/a         X
FON 25.0 STRIKE AMER CALL 05/21/2005.    X                                 n/a        n/a
GILLETTE CO..........................    X                                 n/a         X
GUIDANT CORP CMN STOCK...............    X                                 n/a         X
INTERNATIONAL STEEL GROUP INC COMMON
  STOCK..............................    X                                 n/a         X
KING PHARMACEUTICALS INC CMN STOCK...    X                                 n/a         X
MANDALAY RESORT GROUP CMN STK........    X                                 n/a         X
MANDALAY RESORT GROUP 3.9% CB DUE
  03/21/2033 - REG...................    X                                 n/a        n/a
MAGNUM HUNTER RESOURCES INC FRN CB
  DUE 12/15/2023.....................    X                                 n/a        n/a
NEXTEL COMMUNICATIONS INC............    X                                 n/a         X
SBC COMMUNICATIONS INC...............    X                                 n/a         X
VARCO INTL INC CMN STK...............    X                                 n/a         X
VERITAS SOFTWARE CO CMN STK..........    X                                 n/a         X
       COLUMN TOTALS.................
WESTERN WIRELESS CORP., CLASS A......    X                                 n/a         X
       COLUMN TOTALS.................
   LONG MARKET VALUE.................

Ticker                      Name             Position       MV         CUSIP       seq         type
------            ------------------------- ---------- ------------- --------- ------------ -----
BEV-USAA......... BEVERLY ENTERPRISES
                    COMMON STOCK BEV           253,700     2,321,355  87851309              1Cmn       -   BEV-USAA
CZR-USAA......... CAESARS ENTERTAINMENT
                    INC CORP CMN STOCK       8,607,900   173,363,106 127687101              1Cmn           CZR-USAA
FONEE2005-USAA... FON 25.0 STRIKE AMER
                    CALL 05/21/2005             23,155     4,457,338 852061100              1Opt (Put) -   FONEE2005-USAA
G-USAA........... GILLETTE CO                  115,128     5,155,432 375766102              1Cmn       -   G-USAA
GDT-USAA......... GUIDANT CORP CMN STOCK     1,156,005    83,347,961 401698105              1Cmn       -   GDT-USAA
ISG-USAA......... INTERNATIONAL STEEL
                    GROUP INC COMMON STOCK   2,883,900   116,970,984 460377104              1Cmn       -   ISG-USAA
KG-USAA.......... KING PHARMACEUTICALS INC
                    CMN STOCK                2,749,928    34,099,107 495582108              1Cmn       -   KG-USAA
MBG-USAA......... MANDALAY RESORT GROUP
                    CMN STK                  1,703,656    97,159,807 562567107              1Cmn       -   MBG-USAA
MBGFRN33-USAA.... MANDALAY RESORT GROUP
                    3.9% CB DUE 03/21/2033
                    - REG                       78,000   111,719,882 562567AK3              1Bond      -   MBGFRN33-USAA
MHR/FRN23A-USAA.. MAGNUM HUNTER RESOURCES
                    INC FRN CB DUE
                    12/15/2023                   1,500     1,820,285 55972FAE4              1Bond      -   MHR/FRN23A-USAA
NXTL-USAA........ NEXTEL COMMUNICATIONS INC 10,496,398   314,996,904 65332V103              1Cmn       -   NXTL-USAA
SBC-USAA......... SBC COMMUNICATIONS INC       277,468     7,150,350 78387G103              1Cmn       -   SBC-USAA
VRC-USAA......... VARCO INTL INC CMN STK     2,713,200    79,089,780 922122106              1Cmn       -   VRC-USAA
VRTS-USAA........ VERITAS SOFTWARE CO CMN
                    STK                      6,276,471   179,193,247 923436109              1Cmn       -   VRTS-USAA
                                                       1,210,845,538           1 Total                 -
WWCA-USAA........ WESTERN WIRELESS CORP.,
                    CLASS A                  1,531,368    44,869,082 95988E212              2Cmn       -   WWCA-USAA
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                                                            2          -
                                                          44,869,082                        1
                                                       1,255,714,620           2 Long Total
                                                                  15

BEVERLY ENTERPRISES
  COMMON STOCK BEV.....    253,700     2,321,355  87851309 Cmn                   - BEV-USAA
CAESARS ENTERTAINMENT
  INC CORP CMN STOCK...  8,607,900   173,363,106 127687101 Cmn                   - CZR-USAA
FON 25.0 STRIKE AMER
  CALL 05/21/2005......     23,155     4,457,338 852061100 Opt (Put)             - FONEE2005-USAA
GILLETTE CO............    115,128     5,155,432 375766102 Cmn                   - G-USAA
GUIDANT CORP CMN
  STOCK................  1,156,005    83,347,961 401698105 Cmn                   - GDT-USAA
INTERNATIONAL STEEL
  GROUP INC COMMON
  STOCK................  2,883,900   116,970,984 460377104 Cmn                   - ISG-USAA
KING PHARMACEUTICALS
  INC CMN STOCK........  2,749,928    34,099,107 495582108 Cmn                   - KG-USAA
MANDALAY RESORT
  GROUP CMN STK........  1,703,656    97,159,807 562567107 Cmn                   - MBG-USAA
MANDALAY RESORT
  GROUP 3.9% CB DUE
  03/21/2033 - REG.....     78,000   111,719,882 562567AK3 Bond                  - MBGFRN33-USAA
MAGNUM HUNTER
  RESOURCES INC FRN CB
  DUE 12/15/2023.......      1,500     1,820,285 55972FAE4 Bond                  - MHR/FRN23A-USAA
NEXTEL COMMUNICATIONS
  INC.................. 10,496,398   314,996,904 65332V103 Cmn                   - NXTL- USAA
SBC COMMUNICATIONS
  INC..................    277,468     7,150,350 78387G103 Cmn                   - SBC-USAA
VARCO INTL INC CMN
  STK..................  2,713,200    79,089,780 922122106 Cmn                   - VRC-USAA
VERITAS SOFTWARE CO
  CMN STK..............  6,276,471   179,193,247 923436109 Cmn                   - VRTS-USAA
                                                                     1,210,845,538
WESTERN WIRELESS CORP.,
  CLASS A..............  1,531,368    44,869,082 95988E212 Cmn                   - WWCA-USAA
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                                 -
                                                                        44,869,082
                                                                                 -
                                                                                 -
                                                                                 -
                                   1,255,714,620                                 -
                                              15

BEVERLY ENTERPRISES COMMON STOCK BEV..........    253,700     2,321,355       87851309 Cmn
CAESARS ENTERTAINMENT INC CORP CMN STOCK......  8,607,900   173,363,106      127687101 Cmn
FON 25.0 STRIKE AMER CALL 05/21/2005..........     23,155     4,457,338      852061100 Opt (Put)
GILLETTE CO...................................    115,128     5,155,432      375766102 Cmn
GUIDANT CORP CMN STOCK........................  1,156,005    83,347,961      401698105 Cmn
INTERNATIONAL STEEL GROUP INC COMMON STOCK....  2,883,900   116,970,984      460377104 Cmn
KING PHARMACEUTICALS INC CMN STOCK............  2,749,928    34,099,107      495582108 Cmn
MANDALAY RESORT GROUP CMN STK.................  1,703,656    97,159,807      562567107 Cmn
MANDALAY RESORT GROUP 3.9% CB DUE 03/21/2033 -
  REG.........................................     78,000   111,719,882      562567AK3 Bond
MAGNUM HUNTER RESOURCES INC FRN CB DUE
  12/15/2023..................................      1,500     1,820,285      55972FAE4 Bond
NEXTEL COMMUNICATIONS INC..................... 10,496,398   314,996,904      65332V103 Cmn
SBC COMMUNICATIONS INC........................    277,468     7,150,350      78387G103 Cmn
VARCO INTL INC CMN STK........................  2,713,200    79,089,780      922122106 Cmn
VERITAS SOFTWARE CO CMN STK...................  6,276,471   179,193,247      923436109 Cmn
WESTERN WIRELESS CORP., CLASS A...............  1,531,368    44,869,082      95988E212 Cmn
                                                          1,255,714,620
                                                                     15